Loss Per Share - Summary Of Outstanding Shares Of Potentially Dilutive Securities (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Outstanding shares of potentially dilutive securities	97,385,000	72,003,000	8,651,000
Warrants [member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share amount of warrants portion	31,980	31,980	0
Treasury Shares [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share amount of treasury share portion	65,405	25,023	8,651
Convertible Preference Shares [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share amount of convertible preference shares portion	0	15,000	0